Document and Entity Information	Oct. 21, 2021
Document And Entity Information [Line Items]
Amendment Flag	true
Entity Central Index Key	0001820302
Document Type	8-K/A
Document Period End Date	Oct. 21, 2021
Entity Registrant Name	Bakkt Holdings, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-39544
Entity Tax Identification Number	98-1550750
Entity Address, Address Line One	10000 Avalon Boulevard
Entity Address, Address Line Two	Suite 1000
Entity Address, City or Town	Alpharetta
Entity Address, State or Province	GA
Entity Address, Postal Zip Code	30009
City Area Code	(678)
Local Phone Number	534-5849
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Description	This Amendment No. 2 on Form 8-K/A (“Amendment No. 2”) amends the Current Report on Form 8-K of Bakkt Holdings, Inc., a Delaware corporation (the “Company”), filed on October 21, 2021 (the “Original Report”), in which the Company reported, among other events, the completion of the Business Combination. This Amendment No. 2 is being filed in order to include the audited financial statements of the Company (f/k/a VPC Impact Acquisition Holdings (the “SPAC”)) as of October 14, 2021 and December 31, 2020, and for the period from July 31, 2020 (inception) through December 31, 2020 and the period from January 1, 2021 through October 14, 2021, which have been audited by WithumSmith+Brown, PC, the Company’s independent registered public accounting firm prior to the Business Combination, and which information was not required to be included in the Original Report. This Amendment No. 2 does not amend any other item of the Original Report or purport to provide an update or a discussion of any developments at the Company or its subsidiaries, including Opco, subsequent to the filing date of the Original Report. The information previously reported in or filed with the Original Report is hereby incorporated by reference to this Form 8-K/A. Capitalized terms used herein but not defined herein have the meanings given to such terms in the Original Report.
Common Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Class A Common Stock, par value $0.0001 per share
Trading Symbol	BKKT
Security Exchange Name	NYSE
Warrant [Member]
Document And Entity Information [Line Items]
Security 12b Title	Warrants to purchase Class A Common Stock
Trading Symbol	BKKT WS
Security Exchange Name	NYSE